THE ADVISORS' INNER CIRCLE FUND II

                         CLEAR RIVER FUND (THE "FUND")

                       SUPPLEMENT DATED FEBRUARY 24, 2012
                                     TO THE
                       PROSPECTUS DATED NOVEMBER 28, 2011

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

Effective December 2, 2011, the name of the Fund's investment adviser changed from Lowry Hill Investment Advisors, Inc. to Abbot Downing Investment Advisors. As a result, the Fund's Prospectus is amended as follows:

         1. All references in the Prospectus to "Lowry Hill Investment Advisors, Inc." are hereby replaced with "Abbot Downing Investment Advisors."

         2. The following replaces the first paragraph under the heading "Investment Adviser" on page 16 of the Prospectus:

                           Abbot Downing Investment Advisors, a separate identifiable department of Wells Fargo Bank, N.A. ("Wells Fargo"), serves as the investment adviser to the Fund. The Adviser's principal place of business is located at 90 South Seventh Street, Suite 5300, Minneapolis, Minnesota 55402. The Adviser manages and supervises the investment of the Fund's assets on a discretionary basis. As of December 2, 2011, the Adviser had approximately $50 million in assets under management. The Trust's Board of Trustees supervises the Adviser and establishes policies that the Adviser must follow in its management activities.


              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                                                                 LHI-SK-004-0100


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                       THE ADVISORS' INNER CIRCLE FUND II

                         CLEAR RIVER FUND (THE "FUND")

                       SUPPLEMENT DATED FEBRUARY 24, 2012
                                     TO THE
          STATEMENT OF ADDITIONAL INFORMATION DATED NOVEMBER 28, 2011

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE STATEMENT OF ADDITIONAL INFORMATION ("SAI") AND SHOULD BE READ IN CONJUNCTION WITH THE SAI.

Effective December 2, 2011, the name of the Fund's investment adviser changed from Lowry Hill Investment Advisors, Inc. to Abbot Downing Investment Advisors. As a result, the Fund's SAI is amended as follows:

         1. All references in the SAI to "Lowry Hill Investment Advisors, Inc." are hereby replaced with "Abbot Downing Investment Advisors."

         2. In conjunction with the name change of the Fund's investment adviser, the following replaces the first paragraph under the heading "The Adviser" on page 28 of the SAI:

                           GENERAL. Abbot Downing Investment Advisors, a separate identifiable department of Wells Fargo Bank, N.A., serves as the investment adviser to the Fund. The Adviser's principal place of business is located at 90 South Seventh Street, Suite 5300, Minneapolis, Minnesota 55402. The Adviser manages and supervises the investment of the Fund's assets on a discretionary basis. As of December 2, 2011, the Adviser had approximately $50 million in assets under management.

         3. In addition, the following replaces the second paragraph under the heading "The Portfolio Managers" on page 29 of the
                  SAI:

                           COMPENSATION. The Adviser compensates the Fund's portfolio managers for their management of the Fund. Each of the Fund's portfolio manager's compensation consists of a base salary. Additionally, each portfolio manager is a participant in the Abbot Downing Incentive Compensation Plan, which is an incentive pool funded by the profitability of the Adviser (a department of Wells Fargo Bank N.A.). Individual payments under the Incentive Compensation Plan are based upon each portfolio manager's performance over the past fiscal year, including: (i) client assets managed; (ii) individual contribution through stock selection; (iii) client retention; and
                           (iv) new business from client additions or new client assets.



              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                                                                 LHI-SK-005-0100